Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Indebtedness for 2026
The Federal Revenue Law applicable to PEMEX as of January 1, 2026, published in the Official Gazette of the Federation on November 7, 2025, authorized Petróleos Mexicanos to incur an internal net debt up to Ps. 160,619,600 and an external net debt up to U.S.$5,342,100. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
B.    Recent financing activities
During the period from January 1 to April 15, 2026, PEMEX participated in the following financing activities:
•On February 13, 2026, Petróleos Mexicanos completed an issuance of Certificados Bursátiles for a total amount of Ps.31,500,000, in three tranches: (1) Ps.9,005,367 at a floating interest rate to TIIE plus 180 basis points, maturing in April 2031; (2) Ps.16,998,940 at a fixed rate of 10.80%, maturing in August 2034; and (3) 623,243 UDIs (equivalent to Ps.5,495,693) at a fixed rate of 5.84%, maturing in August 2036.
•On March 4, 2026, Petróleos Mexicanos entered into a Ps. 19,000,000 credit facility bearing interest at a floating rate linked to 28-day TIIE, plus a margin of 215 basis points, maturing in September 2029.
As of December 31, 2025, the outstanding amount under the PMI Trading revolving credit line was U.S.$206,314. Between January 1 to April 15, 2026, PMI Trading obtained and repaid U.S.$260,000 from its revolving credit line. As of April 15, 2026, the outstanding amount under this revolving credit line was U.S.$206,314.
As of April 15, 2026, PEMEX had U.S.$5,508,000 and Ps.19,000,000 in available credit lines in order to provide liquidity, of which U.S.$4,608,000 and Ps.19,000,000 are available.
C.    Exchange rates and crude oil prices
As of April 15, 2026, the Mexican peso-U.S. dollar exchange rate was Ps. 17.3470 per U.S. dollar, which represents a 3.4% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2025, which was Ps. 17.9667 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimated gain of Ps.46,522,817 in PEMEX’s foreign exchange gains as of April 15, 2026.
As of April 15, 2026, the weighted average price of the crude oil exported by PEMEX was U.S.$88.81 per barrel. This represents a price increase of approximately 65.6% as compared to the average price as of December 31, 2025, which was U.S.$53.62 per barrel.
D.    Contributions from the Mexican Government
During the period from January 1 to April 15, 2026, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy to strengthen its financial position. These amounts are reflected in the table below:

Date	Strengthening of financial position
January 16,	Ps.	12,471,690
January 23	12,216,400
February 23,	18,592,882
March 31,	15,065,419

Total	Ps.	58,346,391

E. Amending agreements with suppliers
Petróleos Mexicanos issued amending agreements to extend the payment term under various agreements with suppliers and contractors, to pay the balances generated in 2025 over the course to 8 years, through quarterly payments of principal and interest. As of March 31, 2026, the amount due to suppliers that is governed by these agreements amounted to Ps.250,498,559.
F. Oil spill in the Gulf of Mexico

Subsequent to December 31, 2025, scientific analyses pointed to evidence that a hydrocarbon spill occurred in February 2026 in the Abkatun-Cantarell area of the Gulf of Mexico and that the hydrocarbons were subsequently dispersed and weathered by marine dynamics. On April 16, 2026, President Claudia Sheinbaum instructed an interinstitutional group to investigate the origin of the event.

Following a review of satellite vessel-movement images, operating logs and related information, PEMEX identified several irregularities in the handling and reporting of the event, including a loss of mechanical integrity in, and repairs to, an oil pipeline that were not reported to PEMEX’s Chief Executive Officer or senior management, as well as a hydrocarbon leak in PEMEX facilities that had been systematically denied by local operational areas. Pemex’s Chief Executive Officer brought these matters to the attention of the Fiscalía General de la República and the Secretaría Anticorrupción y Buen Gobierno, and PEMEX removed from their positions the Subdirector of Safety, Occupational Health and Environmental Protection, the Coordinator of Marine Control, Spills and Waste, and the Head of Spills and Waste, pending completion of the investigation.

PEMEX also continues containment, cleanup, waste collection and treatment, environmental monitoring and related community-support actions, including collection of approximately 915 tons of waste containing hydrocarbons mixed with sand, driftwood and sargassum and transportation of those materials to ASEA-authorized treatment plants. PEMEX continues to cooperate with the interinstitutional group in those response efforts until the coastal and marine environment has been fully restored and the collected waste has been safely disposed of.
G. Approval of Financial Statements

The accompanying consolidated financial statements were authorized for issuance in PEMEX’s annual report on Form 20-F by Mr. Víctor Rodríguez Padilla, Chief Executive Officer, Mr. Juan Carlos Carpio Fragoso, Chief Financial Officer, Mr. Óscar René Orozco Piliado, Deputy Director of Accounting and Tax, and Mr. Ernesto Balcázar Hernández, Associate Managing Director of Accounting on April 30, 2026, hereby updated subsequent events, to be filed with the United States Securities and Exchange Commission.